Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	(17) Subsequent Events Management evaluated events that occurred subsequent to December 31, 2021 through March 28, 2022, which is the date the financial statements were issued.